Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 12
Entity Central Index Key	0001051562
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
PGIM US REAL ESTATE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class A
Trading Symbol	PJEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You
can
also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class A	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 221,286,688
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 221,286,688
Number of fund holdings	40
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	28.2%
Retail REITs	20.6%
Health Care REITs	18.6%
Industrial REITs	12.2%
Residential REITs	10.7%
Office REITs	4.5%
Hotel & Resort REITs	2.2%
Diversified REITs	1.6%
Affiliated Mutual Fund - Short Term Investment	1.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM US REAL ESTATE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class C
Trading Symbol	PJECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class C	$102	2.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.00%
Net Assets	$ 221,286,688
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 221,286,688
Number of fund holdings	40
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	28.2%
Retail REITs	20.6%
Health Care REITs	18.6%
Industrial REITs	12.2%
Residential REITs	10.7%
Office REITs	4.5%
Hotel & Resort REITs	2.2%
Diversified REITs	1.6%
Affiliated Mutual Fund - Short Term Investment	1.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM US REAL ESTATE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class Z
Trading Symbol	PJEZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class Z	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 221,286,688
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 221,286,688
Number of fund holdings	40
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	28.2%
Retail REITs	20.6%
Health Care REITs	18.6%
Industrial REITs	12.2%
Residential REITs	10.7%
Office REITs	4.5%
Hotel & Resort REITs	2.2%
Diversified REITs	1.6%
Affiliated Mutual Fund - Short Term Investment	1.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM US REAL ESTATE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class R6
Trading Symbol	PJEQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class R6	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 221,286,688
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 221,286,688
Number of fund holdings	40
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	28.2%
Retail REITs	20.6%
Health Care REITs	18.6%
Industrial REITs	12.2%
Residential REITs	10.7%
Office REITs	4.5%
Hotel & Resort REITs	2.2%
Diversified REITs	1.6%
Affiliated Mutual Fund - Short Term Investment	1.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM SHORT DURATION MUNI FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class A
Trading Symbol	PDSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class A	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 247,120,483
Holdings Count | Holding	231
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 247,120,483
Number of fund holdings	231
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	12.5
AA	42.0
A	23.7
BBB	7.7
BB	4.3
B	0.5
Not Rated	5.1
Cash/Cash Equivalents	4.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM SHORT DURATION MUNI FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class C
Trading Symbol	PDSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class C	$81	1.60%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
Net Assets	$ 247,120,483
Holdings Count | Holding	231
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 247,120,483
Number of fund holdings	231
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	12.5
AA	42.0
A	23.7
BBB	7.7
BB	4.3
B	0.5
Not Rated	5.1
Cash/Cash Equivalents	4.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM SHORT DURATION MUNI FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class Z
Trading Symbol	PDSZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class Z	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 247,120,483
Holdings Count | Holding	231
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 247,120,483
Number of fund holdings	231
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	12.5
AA	42.0
A	23.7
BBB	7.7
BB	4.3
B	0.5
Not Rated	5.1
Cash/Cash Equivalents	4.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM SHORT DURATION MUNI FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class R6
Trading Symbol	PDSQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class R6	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 247,120,483
Holdings Count | Holding	231
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 247,120,483
Number of fund holdings	231
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	12.5
AA	42.0
A	23.7
BBB	7.7
BB	4.3
B	0.5
Not Rated	5.1
Cash/Cash Equivalents	4.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the
highest
rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM CONSERVATIVE RETIREMENT SPENDING FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Conservative Retirement Spending Fund
Class Name	Class R6
Trading Symbol	PGFCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of
the
PGIM Conservative Retirement Spending
Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Conservative Retirement Spending Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,469,388
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 5,469,388
Number of fund holdings	11
Portfolio turnover rate for the period	4%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	43.3%
Affiliated Mutual Funds - Domestic Equity	24.8%
Affiliated Mutual Fund - Short-Term Investment	13.9%
Affiliated Mutual Funds - International Equity	12.8%
Unaffiliated Exchange-Traded Fund - Fixed Income	3.5%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM ENHANCED RETIREMENT SPENDING FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Enhanced Retirement Spending Fund
Class Name	Class R6
Trading Symbol	PGFEX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6
shares
of the PGIM Enhanced Retirement Spending Fund
(the “Fund”) for the period of April 1, 2025 to September 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Enhanced Retirement Spending Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 6,057,351
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 6,057,351
Number of fund holdings	15
Portfolio turnover rate for the period	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.8%
Affiliated Mutual Funds - International Equity	34.1%
Affiliated Mutual Funds - Fixed Income	19.0%
Unaffiliated Exchange-Traded Fund - Fixed Income	4.0%
Affiliated Exchange-Traded Fund - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

PGIM MODERATE RETIREMENT SPENDING FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Moderate Retirement Spending Fund
Class Name	Class R6
Trading Symbol	PGFMX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Moderate Retirement Spending Fund
(the “Fund”) for the period of April 1, 2025 to September 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Moderate Retirement Spending Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,631,094
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 5,631,094
Number of fund holdings	14
Portfolio turnover rate for the period	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.6%
Affiliated Mutual Funds - Fixed Income	30.3%
Affiliated Mutual Funds - International Equity	23.0%
Affiliated Mutual Fund - Short-Term Investment	6.6%
Unaffiliated Exchange-Traded Fund - Fixed Income	6.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%